SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
Schedule of Revenues by Service Categories
	For the years ended December 31,
	2012	2013	2014

Revenues:
Air Travel Media Network:
Digital frames in airports	$137,342	$152,346	$138,527
Digital TV screens in airports	13,731	14,110	13,286
Digital TV screens on airplanes	26,612	16,160	16,212
Traditional media in airports	83,478	64,845	56,723
Other revenues in air travel	7,346	9,183	6,395
Gas Station Media Network	14,217	12,726	11,164
Other Media	10,239	7,146	13,564
	$292,965	$276,516	$255,871